RELATED PARTY RELATIONSHIPS (Details) - CAD ($) $ in Millions				12 Months Ended
	Aug. 31, 2021	Mar. 29, 2021	Jan. 26, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Unrecognised share of profit of joint ventures				$ 1.6	$ 2.2
Cumulative unrecognised share of losses of joint ventures				12.2	13.8
Cumulative unrecognised share of comprehensive losses of joint ventures				$ 11.2	$ 13.1
Aviation Training Northeast Asia B.V.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
CAE Flight and Simulator Services Korea, Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
CAE-LIDER Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
CAE Melbourne Flight Training Pty Ltd
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
CAE Middle East Pilot Services L.L.C
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				49.00%	49.00%
CAE Simulation Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Embraer CAE Training Services, LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				49.00%	49.00%
Emirates-CAE Flight Training (LLC)
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				49.00%	49.00%
Flight Training Alliance GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Hatsoff Helicopter Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Helicopter Training Media International GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
HFTS Helicopter Flight Training Services GmbH
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				25.00%	25.00%
JAL CAE Flight Training Co. Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Leonardo CAE Advanced Jet Training S.r.l.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Equity interests acquired (in percent)		50.00%
Cash transferred		$ 18.7
National Flying Training Institute Private Limited
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				51.00%	51.00%
Pegasus Uçus Egitim Merkezi A.S.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				49.90%	49.90%
Philippine Academy for Aviation Training, Inc.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				40.00%	40.00%
Rotorsim s.r.l.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Rotorsim USA LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
SimCom Holdings Inc.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
Singapore CAE Flight Training Pte Ltd.
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				50.00%	50.00%
SkyWarrior Flight Training LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				37.00%	0.00%
Equity interests acquired (in percent)	37.00%
Cash transferred	$ 4.3
TRU Flight Training Iceland ehf
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)			33.30%	33.30%	33.30%
Xebec Government Services, LLC
Disclosure of transactions between related parties [line items]
Equity interest in joint venture (in percent)				49.00%	49.00%
CAE Academia de Aviacion (Espana) S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE (UK) plc
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE (US) Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Aircrew Training Services plc
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				76.50%	76.50%
CAE Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Aviation Services Pte Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Aviation Training B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Aviation Training Peru S.A.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Bangkok Co., Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Brunei Multi Purpose Training Centre Sdn Bhd
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				60.00%	60.00%
CAE Center Amsterdam B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Center Brussels N.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Centre Copenhagen A/S
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Centre Hong Kong Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Centre Oslo AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Centre Stockholm AB
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE CFT B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Civil Aviation Training Solutions, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Colombia Flight Training S.A.S.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Doss Aviation, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
CAE El Salvador Flight Training S.A. de C.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				99.50%	99.50%
CAE Engineering Korlatolt Felelossegu Tarsasag
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Entrenamiento de Vuelo Chile Limitada
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Flight Services Austria GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
CAE Flight Services Poland Sp z.o.o
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
CAE Flight Services Sweden AB
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
CAE Flight Services USA, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
CAE Flight & Simulator Services Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Flight Training (India) Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Flight Training Center Mexico, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE France SAS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Global Academy Évora, SA
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Healthcare Canada Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Healthcare, Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE India Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Integrated Enterprise Solutions Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE International Holdings Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Investments SARL
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Kuala Lumpur Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Luxembourg Acquisition, S.à r.l.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Maritime Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				49.00%	49.00%
CAE Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				49.00%	49.00%
CAE Military Aviation Training Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE New Zealand Pty Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE North East Training Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Oslo - Aviation Academy AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Oxford Aviation Academy Phoenix Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Services GmbH
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Services Italia S.r.l.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Shanghai Company, Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE SimuFlite Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Simulation Training Private Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Simulator Services Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE South America Flight Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE STS Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Training & Services Netherlands B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Training & Services Brussels N.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Training & Services UK Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Training Norway AS
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE TSP Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE USA Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE USA Mission Solutions Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
CAE Vietnam Limited Liability Company
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Medicor Lab Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	0.00%
Merlot Aero Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Oxford Aviation Academy (Oxford) Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
RosterBuster B.V.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	21.00%
Parc Aviation Engineering Services Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Parc Aviation Limited
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Parc Aviation (UK) Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Parc Interim Ltd.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Pelesys Learning Systems Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Presagis Canada Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Presagis Europe (S.A.S)
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Presagis USA Inc.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				100.00%	100.00%
Servicios de Instrucción de Vuelo, S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				80.00%	80.00%
SIV Ops Training, S.L.
Disclosure of transactions between related parties [line items]
Equity interest (in percent)				80.00%	80.00%